Reinhart International PMV Fund

Schedule of Investments (Unaudited)
February 28, 2023

Description		Shares	Value
COMMON STOCKS - 95.2%
Austria - 2.0%
BAWAG Group AG		400	$24,898
Canada - 13.9%
Boyd Group Services		200	31,642
CCL Industries		600	28,859
Constellation Software		27	46,425
Dollarama		400	23,106
Element Fleet Management		3,000	42,851
Lumine Group *(a)		81	59
			172,942
Cayman Islands - 6.9%
China Feihe		30,000	24,045
JD Logistics *		19,000	33,952
NetEase - ADR		350	27,174
			85,171
France - 11.5%
Capgemini SE		300	56,261
Edenred		900	50,657
La Francaise des Jeux SAEM		900	35,525
			142,443
Ireland - 4.0%
Bank of Ireland Group plc		4,500	49,577
Italy - 3.3%
Buzzi Unicem SpA		1,800	41,397
Japan - 5.2%
Hoya		300	29,701
Mercari *		2,000	35,449
			65,150
Luxembourg - 4.5%
B&M European Value Retail SA		9,500	56,158
Mexico - 2.4%
Bolsa Mexicana de Valores SAB de CV		15,000	29,243
Netherlands - 2.3%
Euronext NV		400	29,176
Norway - 2.1%
Adevinta ASA *		3,500	26,154
Portugal - 3.3%
Jeronimo Martins SGPS SA		2,000	41,052
Republic of Korea - 2.6%
Coway		800	32,277
Spain - 3.1%
Aena SME SA *		250	38,677
Sweden - 2.6%
Svenska Handelsbanken AB		3,000	31,821
Taiwan, Province of China - 3.2%
Taiwan Semiconductor Manufacturing - ADR		450	39,181
United Kingdom - 14.2%
Compass Group plc		1,400	32,342
Cushman & Wakefield plc *		2,800	36,232
International Distributions Services plc		6,000	16,874
London Stock Exchange Group plc		400	35,689
Nomad Foods *		1,500	26,880
UNITE Group plc - REIT		2,400	28,331
			176,348
United States - 6.0%
Booking Holdings *		15	37,860
Euronet Worldwide *		340	37,009
			74,869
Vietnam - 2.1%
Vietnam Dairy Products JSC		8,400	26,696
Total Common Stocks
(Cost $1,125,234)			1,183,230

MONEY MARKET FUND - 5.8%
First American Treasury Obligations Fund, Class X, 4.72% ^
(Cost $71,779)		71,779	71,779

Total Investments - 101.0%
(Cost $1,197,013)			1,255,009
Other Assets and Liabilities, Net - (1.0)%			(12,324)
Total Net Assets - 100.0%			$1,242,685

* Non-income producing security.
(a) Security is categorized in Level 3 of the fair value hierarchy. These Level 3 securities have a total fair value of $59, which represents 0.0% of total net assets. Information concerning these Level 3 securities is as follows:

Security	Date Acquired	Shares	Cost Basis
Lumine Group	2/2023	81	$-

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
^ The rate shown is the annualized seven-day effective yield as of February 28, 2023.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

At February 28, 2023, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Consumer Discretionary	24.9%
Financials	23.7%
Information Technology	16.6%
Consumer Staples	9.5%
Industrials	9.5%
Real Estate	5.2%
Materials	3.3%
Health Care	2.4%
Communication Services	0.1%
Short-Term Investment	5.8%
Other Assets and Liabilities, Net	(1.0)%
Total	100.0%

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2023, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$406,462	$776,709	$59	$1,183,230
Short-Term Investment	71,779	-	-	71,779
Total Investments	$478,241	$776,709	$59	$1,255,009

Refer to Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				Investments
				in
				Securities
Balance as of 5/31/2022				$-
Accrued discounts/ premiums				-
Realized gain (loss)				-
Change in net unrealized appreciation (depreciation)				(777)
Net purchases (sales)				836
Transfers in and/or out of Level 3				-
Balance as of 2/28/2023				$59
Net change in unrealized appreciation/depreciation of Level 3 assets as of February 28, 2023				$(777)